Income Tax - Schedule of Effective Income Tax Rate (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Effective Income Tax Rate [Abstract]
Accounting income / (loss) before income tax	$ (1,870,905)	$ (3,245,483)	$ (7,455,220)	$ (17,227,806)	$ (19,151,197)	$ (20,878,292)
Income tax expense (benefit) at federal statutory rate at 21%			(1,565,596)	(3,617,839)	(4,021,752)	(4,384,441)
Foreign tax rate differential			533,188	(718,055)	(798,222)	(1,078,990)
Non-deductible expenses			(304,231)	179,089	245,753	(23,494)
Excess tax benefit / (expense) on depreciation				(44,067)	(66,770)	18,621
Excess tax expense on security deposit					286	10,826
Impact of unrecognized deferred tax asset on the loss of the year			2,407,256	4,200,796	4,640,705	5,457,478
Income tax expense/(benefit)	$ 1,847,059		$ 2,200,788